Related party transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related party transactions
Schedule of society senior management
Name	Date of birth	Position	Current position since
Alejandro G. Elsztain	03/31/1966	General Manager	1994
Diego Chillado Biaus	09/15/1978	General Manager of Livestock Operations and Specialties in Argentina	2022
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

Schedule of balances with related parties
Item	06.30.2026	06.30.2025
Trade and other receivables	74,749	71,673
Investments in financial assets	3,476	6,661
Trade and other payables	(36,633)	(38,493)
Borrowings	-	(1,143)
Total	41,592	38,698

Schedule of results with related parties
Related party	06.30.2026	06.30.2025	Description of transaction	Item
New Lipstick	360	390	Sale, leases and services receivables	Trade and other receivables
Comparaencasa Ltd.	551	3,486	Other investments	Investments in financial assets
	-	487	Loans granted	Trade and other receivables
Banco Hipotecario S.A.	63	69	Sale, leases and services receivables	Trade and other receivables
	2,466	24,975	Dividends receivable	Trade and other receivables
La Rural S.A.	3,108	2,517	Canon	Trade and other receivables
	(375)	(658)	Other payables	Trade and other payables
	51	7	Other receivables	Trade and other receivables
	(8)	(1)	Leases and/or right of use assets payable	Trade and other payables
Other associates and joint ventures (i)	1	1	Equity incentive plan receivable	Trade and other receivables
	-	21	Loans granted	Trade and other receivables
	-	(1,143)	Borrowings	Borrowings
	142	12	Management fees receivable	Trade and other receivables
	(89)	(92)	Other payables	Trade and other payables
	279	68	Other receivables	Trade and other receivables
Total associates and joint ventures	6,549	30,139
CAMSA and its subsidiaries	(17,187)	(11,949)	Management fee payables	Trade and other payables
Yad Levim LTD	32,135	33,038	Loans granted	Trade and other receivables
	16	4	Other receivables	Trade and other receivables
Sutton	7,713	8,173	Loans granted	Trade and other receivables
	(90)	(135)	Other payables	Trade and other payables
Rundel Global LTD	2,925	3,175	Other investments	Investments in financial assets
Sociedad Rural Argentina	(8,986)	(13,000)	Other payables	Trade and other payables
Other related parties	28,327	1,863	Other receivables	Trade and other receivables
	1,496	(2,682)	Other payables	Trade and other payables
	88	48	Reimbursement of expenses receivable	Trade and other receivables
	-	(267)	Dividends payable	Trade and other payables
	(86)	(132)	Legal services	Trade and other payables
Total other related parties	46,351	18,136
Directors and Senior Management	(11,308)	(9,577)	Fees for services received	Trade and other payables
Total Directors and Senior Management	(11,308)	(9,577)
Total	41,592	38,698
Related party	06.30.2026	06.30.2025	06.30.2024	Description of transaction
BHN Vida S.A.	-	-	(45)	Leases and/or rights of use
BHN Seguros Generales S.A.	2	-	(16)	Leases and/or rights of use
Comparaencasa Ltd.	(3,595)	(85)	2,910	Financial operations
Other associates and joint ventures (i)	(21)	(459)	100	Leases and/or right of use assets
	800	636	514	Corporate services
	(200)	36	397	Financial operations
Total associates and joint ventures	(3,014)	128	3,860
CAMSA and its subsidiaries	(27,169)	(12,127)	(17,288)	Management fee
Rundel Global LTD	-	-	6,035	Financial operations
Yad Levim LTD	1,870	1,842	1,744	Financial operations
Sociedad Rural Argentina	2,375	2,266	7,269	Financial operations
Other related parties	(347)	(349)	(359)	Leases and/or rights of use
	(1,251)	(1,498)	(1,894)	Fees and remunerations
	157	155	115	Corporate services
	(901)	(944)	(1,071)	Legal services
	(400)	(268)	(690)	Financial operations
	(1,416)	(940)	(1,894)	Donations
	25,117	1,349	2,221	Income from sales and services from agricultural business
Total other related parties	(1,965)	(10,514)	(5,812)
IFISA	-	24	9	Financial operations
Total Parent Company	-	24	9
Directors (ii)	(31,304)	(27,009)	(30,587)	Fees and remunerations
Senior Management	(898)	(1,616)	(765)	Compensation of Directors and senior management
Total Directors and Senior Management	(32,202)	(28,625)	(31,352)
Total	(37,181)	(38,987)	(33,295)

Summary of transaction with related party
Related party	06.30.2026	06.30.2025	Description of transaction
Puerto Retiro	-	(47)	Irrevocable contributions
Agrofy Global LLC	(933)	-	Irrevocable contributions
Total irrevocable contributions	(933)	(47)
Agro-Uranga S.A.	679	819	Dividends received
BHSA	4,083	27,750	Dividends received
Cyrsa S.A.	-	825	Dividends received
Viflor	35	-	Dividends received
Nuevo Puerto Santa Fe S.A.	3,000	517	Dividends received
La Rural S.A.	6,290	6,624	Dividends received
Total dividends received	14,087	36,535